Related Parties - Summary of Financial Assets and Liabilities with Related Parties (Detail) ₺ in Thousands	Dec. 31, 2020 TRY (₺)
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	₺ 6,656,292
Banks - Time deposits
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	6,713,484
Banks - Demand deposits
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	106,799
Other cash and cash equivalents [member]
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	8,354
Bank borrowings [member]
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	(55,902)
Debt securities issued [member]
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	(50,866)
Lease liabilities [member]
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	₺ (65,577)